LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 539	$ 724
Less - current maturities (trade payables)	(423)	(416)
Long-term debt, excluding current maturities	116	308
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 388	503
Annual interest rate	5.00%
NIS - Fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 151	$ 221
Annual interest rate	5.00%